Short-Term Loans Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Short-Term Loans Receivable (Details) [Line Items]
Provided loans	¥ 130,000		¥ 240,000
Repayment of loans			190,000
Short term loan			50,000
Repaid accrued interest				¥ 2,893
Interest income	¥ 790	¥ 2,730	¥ 5,386
Minimum [Member]
Short-Term Loans Receivable (Details) [Line Items]
Annual interest rate	5.00%
Maximum [Member]
Short-Term Loans Receivable (Details) [Line Items]
Annual interest rate	12.00%